Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Trade accounts receivable	R$ 3,075,218	R$ 3,281,196
Inventories	8,486,577	6,640,049
Dividends and interest on capital	890	10,859
Total assets	58,807,533	52,731,844
Current liabilities
Trade payables	8,341,252	5,058,796
Other payables	632,774	276,957
Sales of products	57,999,866	49,260,594	R$ 47,663,988
Purchases of raw materials, finished goods services and utilities	46,431,220	36,177,408	34,985,569
Financial income (expenses)	(4,675,482)	(3,942,349)	(6,091,257)
Other income	90,852	(854,880)	(3,905,954)
General and administrative expenses	1,633,003	1,434,272	1,285,613
Odebrecht and subsidiaries and associates
Current assets
Trade accounts receivable	0	7,634
Inventories	8,665	250,904
Dividends and interest on capital	0	0
Total assets	8,665	258,538
Current liabilities
Trade payables	16,851	21,530
Other payables	2,841	2,338
Total liabilities	19,692	23,868
Sales of products	0	27,467	49,051
Purchases of raw materials, finished goods services and utilities	460,480	742,161	1,564,103
Financial income (expenses)	0	2,056	(21)
Other income	4,214	0	0
General and administrative expenses	0	0	0
Post-employment benefits plan ("EPE") Odebrecht Previdencia Privada ("Odeprev")	0	0	0
Acquisiton of subsidiary	0	610,000	0
Petrobras and subsidiaries
Current assets
Trade accounts receivable	20,119	45,184
Inventories	30,193	118
Dividends and interest on capital	0	0
Total assets	50,312	45,302
Current liabilities
Trade payables	160,324	149,058
Other payables	484	562
Total liabilities	160,808	149,620
Sales of products	1,225,443	1,810,789	2,023,815
Purchases of raw materials, finished goods services and utilities	15,540,144	12,795,819	12,291,190
Financial income (expenses)	(49)	(39,433)	6,452
Other income	0	0	0
General and administrative expenses	0	0	0
Post-employment benefits plan ("EPE") Odebrecht Previdencia Privada ("Odeprev")	0	0	0
Acquisiton of subsidiary	0	0	0
Other
Current assets
Trade accounts receivable	2,687	60,502
Inventories	0	0
Dividends and interest on capital	890	10,859
Total assets	3,577	71,361
Current liabilities
Trade payables	0	700
Other payables	0	7,591
Total liabilities	0	8,291
Sales of products	736,192	629,302	562,709
Purchases of raw materials, finished goods services and utilities	3,800	5,664	56,170
Financial income (expenses)	0	0	0
Other income	0	0	0
General and administrative expenses	0	0	0
Post-employment benefits plan ("EPE") Odebrecht Previdencia Privada ("Odeprev")	48,514	36,725	41,845
Acquisiton of subsidiary	0	0	0
Associates companies, jointly-controlled investment and related companies
Current assets
Trade accounts receivable	22,806	113,320
Inventories	38,858	251,022
Dividends and interest on capital	890	10,859
Total assets	62,554	375,201
Current liabilities
Trade payables	177,175	171,288
Other payables	3,325	10,491
Total liabilities	180,500	181,779
Sales of products	1,961,635	2,467,558	2,635,575
Purchases of raw materials, finished goods services and utilities	16,004,424	13,543,644	13,911,463
Financial income (expenses)	(49)	(37,377)	6,431
Other income	4,214	0	0
General and administrative expenses	0	0	0
Post-employment benefits plan ("EPE") Odebrecht Previdencia Privada ("Odeprev")	0	36,725	41,845
Acquisiton of subsidiary	R$ 0	R$ 610,000	R$ 0